Debentures (Tables)	12 Months Ended
Dec. 31, 2022
Debentures [Abstract]
Schedule of Debentures	Debentures are comprised of the following as of the below dates:
	Effective Interest rate	Currency	Par value in issuance currency	Par Value	Unamortized debt premium (discount) and issuance costs, net	Current maturities	Total long-term debentures, net of current maturities	Short-term accrued interest	Total short-term and long-term debentures
	%			December 31, 2022
Formula’s Series A Secured Debentures (2.8%)	2.4	NIS (Unlinked)	NIS 68,422	$19,444	85	9,722	9,807	-	19,529

Formula’s Series C Secured Debentures (2.3%)	2.7	NIS (Unlinked)	NIS 493,244	$140,166	(1,477)	23,012	115,677	265	138,954

Sapiens’ Series B Debentures (3.37%)	3.3	NIS (Linked to fix rate of USD)	NIS 280,000	$79,186	(114)	19,796	59,276	1,337	80,409

Matrix IT’ Series B Debentures (4.1%)	4.5	NIS (Unlinked)	NIS 475,615	$135,156	(1,343)	9,650	124,163	1,220	135,033

				$373,952	(2,849)	62,180	308,923	2,822	$373,925
	Effective Interest rate	Currency	Par value in issuance currency	Par Value	Unamortized debt premium (discount) and issuance costs, net	Current maturities	Total long-term debentures, net of current maturities	Short-term accrued interest	Total short-term and long-term debentures
	%			December 31, 2021
Formula’s Series A Secured Debentures (2.8%)	2.4	NIS (Unlinked)	NIS 102,633	$33,000	217	11,000	22,217	457	33,674

Formula’s Series C Secured Debentures (2.3%)	2.2	NIS (Unlinked)	NIS 374,225	$120,330	472	16,970	103,832	227	121,029

Sapiens’ Series B Debentures (3.37%)	3.3	NIS (Linked to fix rate of USD)	NIS 350,000	$98,980	(198)	19,796	78,986	5	98,787

				$252,310	491	47,766	205,035	689	$253,490

Schedule of Aggregate Principal Annual Payments of Debentures	Scheduled aggregate principal annual payments of the debentures:
Repayment amount
2023	62,180
2024	71,830
2025	86,168
2026	86,168
2027	67,606
$373,952